Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current tax expense / (benefit)
Current period	₨ 345,707		₨ 238,657	₨ 194
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(31,368)		0	0
MAT credit entitlement	(66,318)		(236,046)	0
Total income tax expense / (benefit)	₨ 314,339	$ 4,170	₨ 2,612	₨ 194